INCOME TAXES	12 Months Ended
Sep. 30, 2013
INCOME TAXES
INCOME TAXES

NOTE 8: INCOME TAXES

The provision for income taxes for the years ended September 30, 2013, 2012, and 2011, consisted of the following:

	For the Year Ended September 30, 2013
	Federal	State	Valuation Allowance	Total
Current	$5,775,675	$(1,004,750)	$—	$4,770,925
Deferred	(714,032)	226,479	10,915	(476,638)
Total	$5,061,643	$(778,271)	$10,915	$4,294,287

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
Current	$10,548,636	$295,134	$—	$10,843,770
Deferred	(4,373,222)	(436,398)	10,162	(4,799,458)
Total	$6,175,414	$(141,264)	$10,162	$6,044,312

	For the Year Ended September 30, 2011
	Federal	State	Valuation Allowance	Total
Current	$10,555,061	$3,595,229	$—	$14,150,290
Deferred	(2,134,522)	(491,379)	—	(2,625,901)
Total	$8,420,539	$3,103,850	$—	$11,524,389

The actual tax expense for the years ended 2013, 2012, and 2011 differs from the computed ‘expected’ tax expense (benefit) for those years (computed by applying the applicable United States federal corporate tax rates of 35% to income before income taxes) as follows:

	As of and for the Years Ended September 30,
	2013	2012	2011
Computed ‘expected’ tax expense	$4,794,611	$6,325,065	$10,019,871
State tax (net of federal tax effect)	(418,565)	(240,378)	2,226,005
Other tax benefit	(81,759)	(40,375)	(721,487)
Total	$4,294,287	$6,044,312	$11,524,389

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2013 and 2012 are presented below:

	As of and for the Years Ended September 30,
	2013	2012
Deferred tax assets:
Allowance for credit losses	$11,914,542	$11,234,048
Unearned insurance reserves	2,763,914	3,480,446
Uncertain tax positions	174,328	302,110
Fair value adjustment of acquisitions	76,928	109,709
State net operating losses and credits	34,357	26,680
Loan origination & policy acquisition costs	—	26,220
Other	304,338	176,769
Total deferred tax assets	15,268,407	15,355,982
Valuation allowance	(21,077)	(10,162)
Deferred tax assets, net of valuation allowance	15,247,330	15,345,820

Deferred tax liabilities:
Amortization - intangible assets	1,240,550	1,858,674
Depreciation	55,640	13,675
Other	70,752	96,173
Total deferred tax liabilities	1,366,942	1,968,522

Net deferred tax assets	$13,880,388	$13,377,298

As of September 30, 2013, the Company had state net operating loss carryforwards of approximately $597,000, and state alternative minimum tax (AMT) credit carryforwards of approximately $1,000.  The net operation loss carryforwards begin expiring in 2019 through 2033.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company is included in the consolidated federal income tax return and, for certain states, combined state tax returns of its parent. Under the benefits-for-loss approach, net operating losses and other tax attributes of the Company are characterized as realized when utilized by the parent. Therefore, recognition of deferred tax assets is based on all available evidence as it relates to both the parent and the Company. As the Company is party to a tax sharing agreement with its parent that will reimburse it for any losses utilized in the parent’s consolidated tax returns, management believes it is more likely than not that the Company will realize the benefits of those deductible differences based on the Parent’s historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, with the exception of certain state differences. Accordingly, at September 30, 2013 and 2012, the Company recorded a valuation allowance on these deferred tax assets of $21,000 and $10,000, respectively.

As of September 30, 2013, 2012 and 2011, the reserve for uncertain tax positions was approximately $500,000, $900,000, and $1.7 million, respectively.  The reserve for uncertain tax positions is included in accrued expenses and other liabilities in the consolidated balance sheet as of September 30, 2013, 2012, and 2011. The Company had approximately $107,000 of unrecognized tax benefit that if realized would affect the effective tax rate. Interest and penalties recognized are recorded as a component of income tax expense (benefit) in the amount of approximately $(20,000), $(137,000) and $43,000 for the year ended September 30, 2013, 2012, and 2011 respectively.

A reconciliation of unrecognized tax benefits for fiscal year 2013, 2012 and 2011 is as follows:

	As of and for the Years Ended September 30,
	2013	2012	2011
Balance, beginning of period	$702,000	$1,368,200	$520,200
Increase of tax positions taken in current periods	29,600	9,800	13,000
Increase of tax positions taken in prior periods	594,000	86,100	1,060,000
Decrease of tax positions taken in current periods	—	—	—
Decrease of tax positions taken in prior periods	(557,800)	—	—
Decrease due to lapse of applicable statute of limitations	(421,800)	(762,100)	(225,000)
Balance, end of period	$346,000	$702,000	$1,368,200

In addition, the Company has accrued cumulative interest and penalties of approximately $174,000, $193,000, and $330,000 as of September 30, 2013, 2012 and 2011, respectively.

The Company does not believe a significant increase or decrease in the uncertain tax positions will occur in the next twelve months.

The parent’s federal income tax returns are open and subject to examination by the Internal Revenue Service for the tax year ended September 30, 2010 and later.  MCFC and its subsidiaries state returns are generally open and subject to examinations for the tax year ended September 30, 2009 and later for major state jurisdictions.  The Company does not believe any adjustments that may result from these examinations will be material to the Company.